NET INCOME (LOSSES) PER SHARE ("EPS") - Summary of Computation of Basic and Diluted Net Income Per Share (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net Income (Loss)	¥ 299,815,046	$ 41,074,495	¥ (37,873,274)	¥ (1,111,207,883)
Denominator:
Number of shares used for basic EPS computation	208,197,617	208,197,617	243,048,785	274,084,890
Denominator: (millions of shares)
Number of shares used for basic EPS computation	208,197,617	208,197,617	243,048,785	274,084,890
Weighted average effect of dilutive securities:
Number of shares used for diluted EPS computation	233,032,722	233,032,722	243,048,785	274,084,890
Class A ordinary shares
Numerator:
Net Income (Loss)	¥ 194,721,376	$ 26,676,721	¥ (26,501,163)	¥ (815,323,647)
Denominator:
Number of shares used for basic EPS computation	135,220,000	135,220,000	170,070,000.00	201,100,000
Basic EPS | (per share)	¥ 1.44	$ 0.2	¥ (0.16)	¥ (4.05)
Numerator:
Net (loss) income attributable to ordinary shareholders	¥ 205,923,431	$ 28,211,396	¥ (26,501,163)	¥ (815,323,647)
Reallocation of net income as a result of conversion of Class B to Class A shares	93,891,615	12,863,099	(11,372,111)	(295,884,236)
Net (loss) income attributable to ordinary shareholders for diluted EPS	¥ 299,815,046	$ 41,074,495	¥ (37,873,274)	¥ (1,111,207,883)
Denominator: (millions of shares)
Number of shares used for basic EPS computation	135,220,000	135,220,000	170,070,000.00	201,100,000
Weighted average effect of dilutive securities:
Conversion of Class B to Class A ordinary shares	72,980,000	72,980,000	72,980,000	72,980,000
Adjustments for dilutive share options (millions of shares)	24,840,000	24,840,000
Number of shares used for diluted EPS computation	233,040,000.00	233,040,000.00	243,050,000.00	274,080,000.00
Diluted EPS | (per share)	¥ 1.29	$ 0.18	¥ (0.16)	¥ (4.05)
Class B ordinary shares
Numerator:
Net Income (Loss)	¥ 105,093,670	$ 14,397,774	¥ (11,372,111)	¥ (295,884,236)
Denominator:
Number of shares used for basic EPS computation	72,980,000	72,980,000	72,980,000	72,980,000
Basic EPS | (per share)	¥ 1.44	$ 0.2	¥ (0.16)	¥ (4.05)
Numerator:
Net (loss) income attributable to ordinary shareholders	¥ 93,891,615	$ 12,863,099	¥ (11,372,111)	¥ (295,884,236)
Net (loss) income attributable to ordinary shareholders for diluted EPS	¥ 93,891,615	$ 12,863,099	¥ (11,372,111)	¥ (295,884,236)
Denominator: (millions of shares)
Number of shares used for basic EPS computation	72,980,000	72,980,000	72,980,000	72,980,000
Weighted average effect of dilutive securities:
Number of shares used for diluted EPS computation	72,980,000	72,980,000	72,980,000	72,980,000
Diluted EPS | (per share)	¥ 1.29	$ 0.18	¥ (0.16)	¥ (4.05)
American depository shares
Denominator:
Number of shares used for basic EPS computation	104,100,000	104,100,000	85,040,000.00	100,550,000
Basic EPS | (per share)	¥ 2.88	$ 0.39	¥ (0.31)	¥ (8.11)
Denominator: (millions of shares)
Number of shares used for basic EPS computation	104,100,000	104,100,000	85,040,000.00	100,550,000
Weighted average effect of dilutive securities:
Number of shares used for diluted EPS computation	116,520,000	116,520,000	121,530,000	137,040,000.00
Diluted EPS | (per share)	¥ 2.57	$ 0.35	¥ (0.31)	¥ (8.11)